Fair Value Measurements (Details - Fair values of investment) - EBP 002 [Member] - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 9,337,281,072	$ 8,334,643,410
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	245,615,168	212,941,585
Total investments at fair value	9,337,281,072	8,334,643,410
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	179,582,037	139,748,329
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	53,542,108	54,792,389
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Money Market Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	12,491,023	18,400,867
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Commingled Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	6,944,172,080	5,889,523,103
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Collective Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	2,147,126,132	2,231,373,871
Fair Value, Inputs, Level 1, Level 2, and Level 3 [Member] | Private Equity Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	367,692	804,851
Fair Value, Inputs, Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	245,615,168	212,941,585
Total investments at fair value	245,615,168	212,941,585
Fair Value, Inputs, Level 1 [Member] | Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	179,582,037	139,748,329
Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	53,542,108	54,792,389
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	12,491,023	18,400,867
Fair Value, Inputs, Level 1 [Member] | Commingled Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Collective Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Fair Value, Inputs, Level 1 [Member] | Private Equity Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Fair Value, Inputs, Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	0
Total investments at fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	0	0
Fair Value, Inputs, Level 2 [Member] | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	0	0
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	0	0
Fair Value, Inputs, Level 2 [Member] | Commingled Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Collective Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Fair Value, Inputs, Level 2 [Member] | Private Equity Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Fair Value, Inputs, Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	0	0
Total investments at fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	0	0
Fair Value, Inputs, Level 3 [Member] | Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	0	0
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total assets in the fair value hierarchy	0	0
Fair Value, Inputs, Level 3 [Member] | Commingled Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Collective Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	0	0
Fair Value, Inputs, Level 3 [Member] | Private Equity Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments at fair value	$ 0	$ 0